Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred tax assets	$ 472	$ 21,401
Net deferred tax liability	(7,457)	(24,665)	$ (49,326)
Non-capital losses [Member]
Statement [Line Items]
Deferred tax assets	0	8,183
Decommissioning liability to be recovered [Member]
Statement [Line Items]
Deferred tax assets	472	1,315
Deduction for Mexican royalty taxes [Member]
Statement [Line Items]
Deferred tax assets	0	9,565
Accruals and other [Member]
Statement [Line Items]
Deferred tax assets	0	2,338
Net deferred tax liability	(26)	0
Mining interests [Member]
Statement [Line Items]
Net deferred tax liability	$ (7,903)	$ 46,066